                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                     PORTFOLIO AT A GLANCE
             TOP FIVE PORTFOLIO INDUSTRIES       5
                          TOP TEN HOLDINGS       5
                      CURRENT DISTRIBUTION       6
          Q&A WITH YOUR PORTFOLIO MANAGERS       7
                         GLOSSARY OF TERMS      10
                   A FOCUS ON SENIOR LOANS      11

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS      12
                      FINANCIAL STATEMENTS      25
             NOTES TO FINANCIAL STATEMENTS      30

                    VAN KAMPEN INVESTMENTS
            THE VAN KAMPEN FAMILY OF FUNDS      35
     FUND OFFICERS AND IMPORTANT ADDRESSES      36

Our generations of money-management experience may help you pursue life's true wealth.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
February 20, 2001

Dear Shareholder,

The year 2000 was an especially volatile one for the stock market. To manage one's portfolio during such unpredictable times requires investment-management experience, and the following pages should give you some insight into how we have performed in this difficult environment.

In this report, the portfolio managers will explain how your investment performed during the reporting period and describe the strategies they used to manage your fund during that span. The report will also show you how your investment has performed over time. Helpful charts summarize the fund's largest investments, and you can examine the complete portfolio to see all of your fund's holdings as of the end of your fund's reporting period.

At Van Kampen, we place a high priority on providing you and your financial advisor with the information you need to help you monitor your investments during all types of markets. With nearly four generations of investment-management experience, we've been around long enough to understand that by investing with Van Kampen you're entrusting us with much more than your money. Your investments may help make it possible to afford your next house, keep up with rising college costs, or enjoy a comfortable retirement.

No matter what your reasons for investing, we're thankful that you've chosen to place your investments with Van Kampen. We will continue to apply our generations of money-management experience to helping you pursue life's true wealth.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
THE U.S. ECONOMY, WHICH GREW AT A RED-HOT PACE IN EARLY 2000, BROKE STRIDE LATER IN THE YEAR AND LIMPED INTO 2001. GROSS DOMESTIC PRODUCT (GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, ROSE A DISAPPOINTING 1.1 PERCENT ON AN ANNUALIZED BASIS FOR THE FOURTH QUARTER OF 2000--A SHARP CONTRAST FROM THE SECOND-QUARTER HIGH OF 5.6 PERCENT. THE SUDDEN ECONOMIC SLOWDOWN SPARKED FEARS OF A RECESSION, EFFECTIVELY COOLING BUSINESS AND CONSUMER DEMAND, SPENDING ON EXPORTS, AND MANUFACTURING ACTIVITY.

CONSUMER SPENDING AND EMPLOYMENT
INFLATION CONCERNS WERE HELD AT BAY AS CORPORATE LAYOFFS, SOARING ENERGY COSTS, A WEAKENING STOCK MARKET, AND A COOLING ECONOMY HAD A CHILLING EFFECT ON CONSUMER SPENDING.

KEEPING IN STEP WITH THE FLAGGING ECONOMY, GROWTH IN OVERALL COMPENSATION COSTS (SUCH AS WAGES AND BENEFITS) CONTINUED TO SLOW, FURTHER RELIEVING INFLATIONARY PRESSURES. YET THE JOBLESS RATE CONTINUED TO HOLD AT HISTORICALLY LOW LEVELS, EVEN AS IT REACHED A 16-MONTH HIGH OF 4.2 PERCENT IN JANUARY.

INTEREST RATES AND INFLATION
THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 3.7 PERCENT IN THE 12 MONTHS ENDED JANUARY 31. WITH INFLATION ON THE RISE AND ECONOMIC GROWTH SLOWING RAPIDLY, ALL EYES WERE ON THE FEDERAL RESERVE AS IT MADE A SURPRISE INTEREST-RATE CUT OF 0.50 PERCENT ON JANUARY 3, 2001, AND ANOTHER HIGHLY ANTICIPATED CUT OF 0.50 PERCENT DURING ITS REGULARLY SCHEDULED MEETING ON JANUARY 31, 2001.

THE FED, WHICH HAD HIKED INTEREST RATES THREE TIMES DURING THE FIRST HALF OF 2000, STATED ITS DRAMATIC POLICY REVERSAL AT THE START OF 2001 WAS IN RESPONSE TO RISING ENERGY COSTS AND ERODING CONSUMER AND BUSINESS CONFIDENCE. WHILE INDUSTRY ANALYSTS AND INVESTORS CAUTIOUSLY WELCOMED THE FED'S ACTIONS, MANY ARE PREDICTING ADDITIONAL RATE CUTS WILL BE MADE IN THE FIRST HALF OF 2001 AS THE FED TRIES TO WARD OFF A RECESSION AND RETURN GDP TO A HEALTHY AND SUSTAINABLE RATE.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(December 31, 1998--December 31, 2000)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 98                                                                           5.90
Mar 99                                                                           3.50
Jun 99                                                                           2.50
Sep 99                                                                           5.70
Dec 99                                                                           8.30
Mar 00                                                                           4.80
Jun 00                                                                           5.60
Sep 00                                                                           2.20
Dec 00                                                                           1.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(January 31, 1999--January 31, 2001)

[LINE GRAPH]

                                                                       INTEREST RATES                    INFLATION RATES
                                                                       --------------                    ---------------
Jan 99                                                                      4.75                               1.70
                                                                            4.75                               1.70
                                                                            4.75                               1.80
Apr 99                                                                      4.75                               2.30
                                                                            4.75                               2.10
                                                                            5.00                               2.00
Jul 99                                                                      5.00                               2.10
                                                                            5.25                               2.30
                                                                            5.25                               2.60
Oct 99                                                                      5.25                               2.60
                                                                            5.50                               2.60
                                                                            5.50                               2.70
Jan 00                                                                      5.50                               2.70
                                                                            5.75                               3.20
                                                                            6.00                               3.80
Apr 00                                                                      6.00                               3.10
                                                                            6.50                               3.20
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of January 31, 2001)

-----------------------------------------------------------------------
TOTAL RETURNS AND DISTRIBUTION RATE
-----------------------------------------------------------------------
Six-month total return(1)                                    -3.37%
-----------------------------------------------------------------------
One-year total return(1)                                     -2.17%
-----------------------------------------------------------------------
Life-of-Fund average annual total return(1)                   2.90%
-----------------------------------------------------------------------
Commencement date                                          03/27/98
-----------------------------------------------------------------------
Distribution rate(2)                                          8.91%
-----------------------------------------------------------------------
SHARE VALUATIONS
-----------------------------------------------------------------------
Net asset value                                               $8.86
-----------------------------------------------------------------------
Six-month high net asset value (08/02/00)                     $9.58
-----------------------------------------------------------------------
Six-month low net asset value (01/31/01)                      $8.86
-----------------------------------------------------------------------

(1) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and tender of all shares at the end of the period indicated, excluding payment of 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(2) Distribution rate is based upon the offering price of $8.96 and the current monthly dividend of $0.0665 per share as of January 25, 2001.

See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns, distribution rates and net asset value will fluctuate and fund shares, when tendered, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown.

Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

TOP FIVE PORTFOLIO INDUSTRIES(+)

(as a percentage of total assets--January 31, 2001)

Printing and Publishing                                      6.8%
---------------------------------------------------------------------
Automotive                                                   5.2%
---------------------------------------------------------------------
Chemicals, Plastics, and Rubber                              4.8%
---------------------------------------------------------------------
Telecommunications--Wireless                                 4.1%
---------------------------------------------------------------------
Medical Products & Specialties                               4.0%
---------------------------------------------------------------------

TOP TEN HOLDINGS*(+)

(as a percentage of total assets--January 31, 2001)

Vencor, Inc.                                                 1.7%
---------------------------------------------------------------------
Agrilink Foods, Inc.                                         1.6%
---------------------------------------------------------------------
Outsourcing Solutions                                        1.6%
---------------------------------------------------------------------
Glenoit Corp.                                                1.4%
---------------------------------------------------------------------
BCP SP, Ltd.                                                 1.4%
---------------------------------------------------------------------
Ocean Rig ASA--(Norway)                                      1.4%
---------------------------------------------------------------------
Rite Aid Corp                                                1.3%
---------------------------------------------------------------------
Nexpak Corp.                                                 1.3%
---------------------------------------------------------------------
Motor Coach Industries International, Inc.                   1.3%
---------------------------------------------------------------------
Pacific Crossing, Ltd.                                       1.3%
---------------------------------------------------------------------

* Excludes short-term investments

(+) Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

CURRENT DISTRIBUTION

(April 24, 1998--January 31, 2001)

[INVESTMENT PERFORMANCE GRAPH]

                                                              VAN KAMPEN SENIOR FLOATING RATE
                                                                            FUND                      3-MONTH TREASURY BILL*
                                                              -------------------------------         ----------------------
4/98                                                                        3.90                               4.97
                                                                            6.59                               5.01
                                                                            6.58                               5.08
7/98                                                                        6.57                               5.07
                                                                            6.57                               4.83
                                                                            6.57                               4.36
                                                                            6.32                               4.32
                                                                            6.06                               4.48
                                                                            6.07                               4.45
1/99                                                                        6.05                               4.45
                                                                            6.03                               4.67
                                                                            6.52                               4.48
                                                                            6.52                               4.54
                                                                            6.53                               4.63
                                                                            6.52                               4.78
7/99                                                                        6.52                               4.75
                                                                            6.89                               4.97
                                                                            6.89                               4.85
                                                                            6.91                               5.09
                                                                            6.91                               5.30
                                                                            6.91                               5.33
1/00                                                                        7.39                               5.69
                                                                            7.45                               5.78
                                                                            7.84                               5.87
                                                                            7.88                               5.83
                                                                            7.93                               5.62
                                                                            7.98                               5.85
7/00                                                                        8.02                               6.22
                                                                            8.04                               6.31
                                                                            8.39                               6.21
                                                                            8.44                               6.39
                                                                            8.58                               6.20
                                                                            8.77                               5.90
1/01                                                                        8.91                               4.99

Data provided for the fund reflects distributions that occur on the 25th of each month or the prior business day if the 25th falls on a weekend or holiday, whereas benchmark data is as of the month end.
Source: *Bloomberg

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN SENIOR
FLOATING RATE FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN OVER THE PAST SIX MONTHS. THE TEAM IS LED BY HOWARD TIFFEN, SENIOR PORTFOLIO MANAGER, WHO HAS MANAGED THE FUND SINCE DECEMBER 1999 AND BRINGS MORE THAN 30 YEARS OF GLOBAL AND DOMESTIC INVESTMENT EXPERIENCE TO VAN KAMPEN'S SENIOR LOAN MANAGEMENT TEAM. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD ENDED JANUARY 31, 2001.

Q   HOW WOULD YOU DESCRIBE THE
    MARKET ENVIRONMENT IN WHICH THE FUND OPERATED, AND HOW DID THE FUND PERFORM IN THAT ENVIRONMENT DURING THE LAST SIX MONTHS?

A   The market changed quite
dramatically over the course of the last six months. At the start of the period, the outlook for the markets was optimistic. Bolstered by a reasonably strong bond market, deal flow for senior loans was good and transactions were attractively structured.

    By October 2000, however, corporate earnings had come under pressure and the bond market was retreating. The markets were weighed down by an increasingly high default rate--the highest in absolute terms since 1991--especially among highly leveraged, high-yield companies.

    As a result, the senior loan market lost its positive tone and deal flow began to slow as it became more difficult to launch favorable bond deals in the face of deteriorating credit conditions. The weak performance of the stock market contributed to the stresses placed on the financial markets, which were amplified by the slowdown in the U.S. economy.

    Short-term interest rates rose during the first half of 2000, consistent with the Federal Reserve Board's rate hikes designed to keep inflation in check, and they remained at generally higher levels for most of the reporting period, supporting the income earned by the fund's holdings. However, with the U.S. economy showing signs of weakness, the Fed aggressively cut short-term interest rates by 0.50 percent twice in January 2001, indicating their willingness to continue easing rates until the slowdown shows signs of abating. These declines, in turn, put pressure on the fund's dividend.

    Overall, very light senior loan market activity and weak prices in all markets persisted through the end of 2000 and into January 2001, and we continue to face cautious markets.

    For the six months ended January 31, 2001, the fund had a total return of -3.37 percent based on net asset value, and not reflective of any early withdrawal charges. This includes a decrease in net asset value from $9.58 per share on July 31, 2000, to $8.86 per share on January 31, 2001. A substantial portion of the fund's senior loan assets are priced utilizing independent pricing services. As of January 31, 2001, over 80 percent of the fund's senior loan assets had been priced using these services. Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown.

    The fund continued to provide shareholders with a relatively attractive level of current income. Its monthly dividend of $0.0665 per share translates to a distribution rate of 8.91 percent based on the fund's public offering price on January 25, 2001. Please refer to the chart and footnotes on page 4 for additional performance results.

Q   HOW DID YOU REACT TO THESE
    MARKET CONDITIONS?

A   Over the past 18 months, the fund
has been managed with three guiding principals: diversify to the greatest extent possible, use a sound and detail-oriented credit selection, and stress the yield component of the portfolio.

    Maintaining a diversified portfolio is important so that the performance of any one senior loan issue has less of an impact on the portfolio as a whole. In general, our goal is to limit the average investment size both in dollar terms and as a percentage of portfolio assets. The fund's reliance on its largest holdings has also decreased, as its top 10 holdings represent just 14.3 percent of the portfolio's total assets, down from 15.4 percent as of July 31, 2000.

    As we anticipated, corporate earnings started to deteriorate during the reporting period, and as a result we have continued to focus on credit quality. We continue to apply intense credit analysis of the senior loans we consider for the portfolio. We will also continue to add new analysts to our senior loan team as necessary to ensure that we continue to provide the best possible credit evaluation. The experience represented by these analysts is invaluable during difficult phases of the credit cycle, as it helps the process of selective investing during periods of exacerbated market volatility. Also, when an issue does have problems, we have extensive knowledge of the workout and recovery process to help produce the best possible recovery of assets in the case of a loan default.

    An experienced staff also helped us keep the portfolio as fully invested as possible, keeping the level of idle cash at a lower level and putting more of the fund's assets to work in competitive-yielding senior loan investments.

Q   WHAT SPECIFIC STRATEGIES DID
    YOU EMPLOY IN MANAGING THE PORTFOLIO?

A   Obviously, in maintaining a high
level of diversification within the portfolio, we took a close look at a wide variety of senior loan issues from a broad range of industries. The difficult markets of recent months persuaded us to adopt a more conservative stance altogether.

    As far as specific industries go, we reduced the fund's exposure to the transportation sector, which was plagued by surging energy and fuel costs. Other industries hit by weakened consumer confidence and sluggish spending included textiles, apparel, and retail.

    The telecommunications sector was hit hard by declining technology spending on the corporate side and by changing investor sentiment, as sales and earnings growth began to fall behind expectations. Growing demand for increased "bandwidth" has spurred these firms to make ever-larger capital investments in new fiber optic cable, switching facilities, and wireless transmission capacity, but it will be years before the revenues generated by these initiatives catch up with current expenditures. Although these investments cut into current earnings, we hope they will pay off over the long haul. When we did invest in the telecom sector, we looked for firms generating positive cash flow and issues that had strong collateral behind them.

    Industry sectors that were attractive included food, drugs, and health care, which have traditionally benefited from relatively stable demand even during tough economic times. Within these market segments, we looked for well-capitalized companies with low levels of leverage. There is no guarantee, however, that these sectors will continue to perform well or will be held by the fund in the future.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MARKET AND THE FUND IN THE MONTHS AHEAD?

A   We expect the next six months to
present a challenging environment in which to manage an investment portfolio. The recent economic slowdown may continue to take its toll on corporate profits, and the anticipated decline in interest rates could put pressure on the fund's dividend, though it should remain highly competitive in relation to other fixed-income investment alternatives.

    With default rates high, investors will likely demand higher credit-quality parameters in new deals that come to market, such as lower leverage and better collateral coverage, leading to loan structures that are more conservative in nature.

    The fund's high level of diversification may prove to be valuable if we encounter tough markets ahead. We feel the portfolio is well positioned for the remainder of the fiscal year, with a varied selection of investments.

    It is important for all shareholders to remember that, as disclosed in the prospectus, the fund's net asset value fluctuates, and is not stable. Given this, shareholders should talk with their financial advisor about whether the fund fits their overall investment objectives and risk tolerance. We are hopeful that the fund's emphasis on diversification, credit quality, and a competitive level of income will continue to provide an attractive choice for fixed-income investors with an investment time frame in the range of three to five years. It is our belief that the fund can be an integral part of a well-rounded investment strategy.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CYCLICAL INDUSTRIES: Industries where earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries include housing, automobiles, and paper. Noncyclical industries are typically less sensitive to changes in the economy. These include utilities, grocery stores, and pharmaceutical companies.

DEFAULT: The failure to make required debt payments on time.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

LEVERAGE: An investment strategy that involves using borrowed money to finance an investment. Leveraging involves certain risks, including the potential for increased volatility.

NET ASSET VALUE (NAV): The value of a fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or early withdrawal charges.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the investor is entitled will be paid.

A FOCUS ON SENIOR LOANS

    The Senior Floating Rate Fund invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the fund's management team, are important to the integrity of the fund's portfolio. These are highlighted below. For more details, please refer to the prospectus.

SENIOR STANDING

    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the fund is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the fund's net asset value.

COLLATERAL BACKING

    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of non-payment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.

    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the fund's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the fund's net asset value.

CREDIT QUALITY

    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the fund's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the fund invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the fund holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the fund's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS

    Under normal market conditions, the fund may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. In addition, up to 20 percent of its assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  84.1%
            AEROSPACE/DEFENSE  2.6%
 $ 3,198    Aerostructures Corp.,
            Term Loan............... NR        BB-    12/31/03               $    3,167,829
   3,723    Decrane Finance Co.,
            Term Loan............... B2        B+     06/30/05                    3,568,002
   9,574    EG&G Technical Services,
            Inc., Term Loan......... B1        NR     08/20/07                    9,438,308
   2,146    Hexcel Corp., Term
            Loan.................... Ba3       BB-    09/15/05                    2,116,440
   7,432    Stellex Technologies,
            Inc., Term Loan (b)..... Caa2      NR     09/30/06                    6,391,364
   1,990    Vought Aircraft
            Industries, Inc., Term
            Loan.................... NR        NR     07/30/07 to 06/30/08        1,980,879
                                                                             --------------
                                                                                 26,662,822
                                                                             --------------
            AUTOMOTIVE  5.3%
   3,970    AMCAN Technologies,
            Inc., Term Loan......... NR        NR     03/28/07                    3,961,114
     963    Breed Technologies,
            Inc., Term Loan (a)..... NR        NR     12/20/04                      962,999
   4,685    Exide Corp., Term Loan.. Ba3       B+     03/18/05                    4,278,586
   5,000    Federal-Mogul Corp.,
            Term Loan............... B2        B+     02/24/04                    4,975,000
  12,515    J.L. French Automotive
            Castings, Inc., Term
            Loan.................... B1        B+     10/21/06                   11,814,874
   7,500    Meridian Automotive
            Systems, Inc., Term
            Loan.................... B1        BB-    03/31/07                    7,505,424
   9,850    Metalforming
            Technologies, Inc., Term
            Loan.................... NR        NR     06/30/06                    9,198,343

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            AUTOMOTIVE (CONTINUED)
 $ 3,980    Polypore, Inc., Term
            Loan.................... Ba3       B+     12/31/06               $    3,997,114
   7,155    Safelite Glass Corp.,
            Term Loan (a)........... NR        NR     09/30/07                    7,154,506
                                                                             --------------
                                                                                 53,847,960
                                                                             --------------
            BEVERAGE, FOOD & TOBACCO  2.0%
  18,716    Agrilink Foods, Inc.,
            Term Loan............... B1        B+     09/30/04 to 09/30/05       17,160,154
   3,721    B & G Foods, Inc., Term
            Loan.................... B1        B+     03/31/06                    3,463,933
                                                                             --------------
                                                                                 20,624,087
                                                                             --------------
            BROADCASTING--CABLE  0.6%
   6,975    Fairchild Corp., Term
            Loan.................... Ba3       BB-    04/30/06                    6,556,335
                                                                             --------------

            BROADCASTING--DIVERSIFIED  1.4%
  10,000    Comcorp Broadcasting,
            Inc., Term Loan......... NR        NR     06/30/07                    8,400,000
   2,000    Emmis Communications
            Corp., Term Loan........ Ba2       B+     08/31/09                    2,005,312
   4,550    White Knight
            Broadcasting, Inc., Term
            Loan.................... NR        NR     06/30/07                    3,822,000
                                                                             --------------
                                                                                 14,227,312
                                                                             --------------
            BROADCASTING--TELEVISION  0.8%
   7,920    Quoram Broadcasting,
            Inc., Term Loan......... NR        NR     09/30/07                    7,926,605
     566    Sinclair Broadcast
            Group, Inc., Term
            Loan.................... Ba2       BB-    09/15/05                      554,450
                                                                             --------------
                                                                                  8,481,055
                                                                             --------------
            BUILDINGS & REAL ESTATE  1.1%
   4,904    Builders Firstsource,
            Inc., Term Loan......... NR        BB-    12/30/05                    4,927,707
   5,412    Corrections Corp. of
            America, Term Loan...... B3        B      12/31/02                    4,221,481
   1,491    Crescent Real Estate
            Equities Co., Term
            Loan.................... NR        NR     02/01/04                    1,494,885
                                                                             --------------
                                                                                 10,644,073
                                                                             --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            CHEMICALS, PLASTICS & RUBBER  4.9%
 $ 4,975    Applied Tech Management
            Corp., Term Loan........ B1        NR     04/30/07               $    4,953,670
   4,938    Georgia Gulf Corp., Term
            Loan.................... Ba1       BBB-   11/12/06                    4,955,329
   4,628    Huntsman Corp., Term
            Loan.................... Ba2       NR     09/30/03 to 12/31/05        4,534,187
   1,507    Huntsman Corp.,
            Revolving Credit
            Agreement............... Ba2       NR     12/31/02                    1,462,784
   3,910    Huntsman ICI Chemicals,
            LLC, Term Loan.......... Ba3       BB     06/30/07 to 06/30/08        3,921,343
   5,803    Lyondell Chemical Co.,
            Term Loan............... Ba3       NR     06/30/05 to 05/17/06        5,909,532
   4,950    MetoKote Corp., Term
            Loan.................... NR        NR     11/02/05                    4,919,070
   4,945    Nutrasweet Acquisition
            Corp., Term Loan........ Ba3       NR     05/25/07 to 05/25/09        4,917,549
   2,978    OM Group, Inc., Term
            Loan.................... NR        NR     03/31/07                    2,990,527
   8,000    Pioneer America
            Acquisition Corp., Term
            Loan (a)................ Caa1      D      12/31/06                    2,800,000
   5,437    Sterling Pulp Chemicals,
            Inc., Term Loan......... B3        BB-    06/30/05                    5,347,168
   5,825    West American Rubber
            Co., Term Loan.......... NR        NR     06/30/05 to 12/30/05        3,494,751
                                                                             --------------
                                                                                 50,205,910
                                                                             --------------
            CONSTRUCTION MATERIAL  1.9%
     875    Dayton Superior Corp.,
            Term Loan............... Ba3       BB-    06/01/08                      878,281
   6,194    Flextek Components,
            Inc., Term Loan (a)..... NR        NR     08/31/03                    2,229,856
  10,192    Magnatrax Corp., Term
            Loan.................... NR        NR     11/15/05                   10,168,581
   5,970    Washington Group
            International, Inc.,
            Term Loan............... NR        BBB-   07/07/07                    5,949,481
                                                                             --------------
                                                                                 19,226,199
                                                                             --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            CONTAINERS, PACKAGING & GLASS  3.7%
 $10,000    LLS Corp., Term Loan.... B1        B+     07/31/06               $    9,971,880
  14,775    Nexpak Corp., Term
            Loan.................... NR        NR     12/31/05 to 12/31/06       13,775,477
   5,000    Pliant Corp., Term
            Loan.................... B2        BB-    05/31/08                    4,772,362
   3,891    Stone Container Corp.,
            Term Loan............... Ba3       B+     10/01/03                    3,907,715
   4,975    Tekni-Plex, Inc., Term
            Loan.................... Ba3       B+     06/26/08                    4,875,500
                                                                             --------------
                                                                                 37,302,934
                                                                             --------------
            DIVERSIFIED MANUFACTURING  1.0%
   7,491    Citation Corp., Term
            Loan.................... NR        B+     12/01/07                    7,355,296
   2,431    Mueller Group, Inc.,
            Term Loan............... B1        B+     08/16/07                    2,441,619
                                                                             --------------
                                                                                  9,796,915
                                                                             --------------
            ECOLOGICAL  0.4%
   3,467    Allied Waste Industries,
            Inc., Term Loan......... Ba3       BB     07/23/06 to 07/23/07        3,413,111
   3,143    Safety-Kleen Corp., Term
            Loan (a) (b)............ NR        NR     04/03/05 to 04/03/06          958,549
                                                                             --------------
                                                                                  4,371,660
                                                                             --------------
            ELECTRONICS  4.1%
     838    Audio Visual Services
            Corp., Term Loan........ NR        NR     10/01/01                      519,591
   1,118    Audio Visual Services
            Corp., Revolving Credit
            Agreement............... NR        NR     10/01/01                      693,188
   5,334    Dynamic Details, Inc.,
            Term Loan............... B1        B+     04/22/05                    5,310,270
   4,500    Kinetic Group, Inc.,
            Term Loan............... Ba3       B-     02/28/06                    4,501,047
   9,781    Stratus Computer, Inc.,
            Term Loan............... NR        NR     02/26/05                    9,761,599
   5,000    Stream International
            Holdings, Inc., Term
            Loan.................... NR        NR     12/31/06                    4,968,750
   5,896    Superior Telecom, Inc.,
            Term Loan............... B2        B+     11/27/05                    5,350,891

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            ELECTRONICS (CONTINUED)
 $ 2,488    Veridian Corp., Term
            Loan.................... Ba3       BB-    08/24/06               $    2,499,373
   7,993    Viasystems, Inc., Term
            Loan.................... B1        BB-    03/31/07                    7,959,362
                                                                             --------------
                                                                                 41,564,071
                                                                             --------------
            ENTERTAINMENT & LEISURE  2.6%
   9,860    Aspen Marketing Group,
            Term Loan............... NR        NR     06/30/06                    9,773,410
  10,882    Fitness Holdings
            Worldwide, Inc., Term
            Loan.................... NR        B      11/02/06 to 11/02/07       10,544,716
   4,000    Six Flags Theme Parks,
            Inc., Term Loan......... Ba2       BB-    09/30/05                    4,027,748
   2,615    True Temper, Inc., Term
            Loan.................... B1        BB-    09/30/05                    2,546,271
                                                                             --------------
                                                                                 26,892,145
                                                                             --------------
            FARMING & AGRICULTURE  0.3%
   3,250    The Scotts Co., Term
            Loan.................... Ba3       BB     12/31/07                    3,271,531
                                                                             --------------

            FINANCE  2.2%
   2,305    Bridge Information
            Systems, Inc., Term Loan
            (a) (c)................. NR        NR     05/29/05                      368,790
  16,788    Outsourcing Solutions,
            Term Loan............... B2        BB-    06/01/06                   16,395,797
   5,715    Rent-A-Center, Inc.,
            Term Loan............... Ba3       BB-    01/31/06 to 01/31/07        5,659,967
                                                                             --------------
                                                                                 22,424,554
                                                                             --------------
            GROCERY  0.5%
   4,990    The Pantry, Inc., Term
            Loan.................... B1        BB-    01/31/06                    5,004,963
                                                                             --------------

            HEALTHCARE  3.9%
   7,500    AMN Healthcare, Inc.,
            Term Loan............... NR        NR     03/31/05                    7,428,511
     589    Community Health
            Systems, Inc., Term
            Loan.................... NR        NR     12/31/05                      584,300
   1,000    InteliStaf Group, Inc.,
            Term Loan............... NR        NR     10/31/07                      991,281

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            HEALTHCARE (CONTINUED)
 $ 8,014    LifePoint Hospitals,
            Inc., Term Loan......... B1        B+     11/11/05               $    8,050,182
   4,919    Unilab Corp., Term
            Loan.................... B1        B+     11/23/06                    4,937,758
  18,119    Vencor, Inc., Term Loan
            (a) (b)................. NR        NR     01/15/05                   17,394,520
                                                                             --------------
                                                                                 39,386,552
                                                                             --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  1.2%
   8,436    Formica Corp., Term
            Loan.................... B1        B+     04/30/06                    8,090,423
  16,043    Imperial Home Decor
            Group, Inc., Term Loan
            (a) (b)................. NR        NR     03/12/04 to 03/13/06        1,331,582
   5,355    Imperial Home Decor
            Group, Inc., Revolving
            Credit Agreement
            (a) (b)................. NR        NR     03/12/04                      444,450
     873    Sleepmaster, LLC, Term
            Loan.................... B1        BB-    12/31/06                      872,843
   1,500    Targus Group
            International, Inc.,
            Term Loan............... NR        NR     08/31/06                    1,491,552
                                                                             --------------
                                                                                 12,230,850
                                                                             --------------
            HOTELS, MOTELS, INNS & GAMING  2.9%
   9,947    Aladdin Gaming, LLC,
            Term Loan............... B2        NR     03/31/07                    8,057,368
   2,494    Autotote Corp., Term
            Loan.................... B1        B+     09/30/07                    2,504,331
  10,000    Extended Stay America,
            Inc., Term Loan......... Ba3       NR     06/30/07                   10,046,430
   3,474    Isle of Capri Casinos,
            Inc., Term Loan......... Ba2       BB-    03/02/06 to 03/02/07        3,486,235
   5,473    Las Vegas Sands, Inc.,
            Term Loan............... B2        B+     06/30/04                    5,483,615
                                                                             --------------
                                                                                 29,577,979
                                                                             --------------
            INSURANCE  0.5%
   4,975    Brera GAB Robins, Inc.,
            Term Loan............... NR        NR     12/01/05                    4,654,579
                                                                             --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            MACHINERY  3.5%
 $ 2,993    Alliance Laundry
            Systems, LLC, Term
            Loan.................... B1        B+     06/30/05               $    2,921,428
   5,000    Ashtead Group, PLC, Term
            Loan.................... NR        NR     06/01/07                    4,946,875
   7,250    Gleason Corp., Term
            Loan.................... NR        NR     02/18/08                    7,280,702
  15,000    Ocean Rig ASA--(Norway),
            Term Loan............... NR        NR     06/01/08                   14,116,988
   3,190    Terex Corp., Term Loan.. Ba3       BB-    03/06/06                    3,186,177
   2,989    Weigh-Tronix, LLC, Term
            Loan.................... NR        NR     06/30/07                    2,970,075
                                                                             --------------
                                                                                 35,422,245
                                                                             --------------
            MEDICAL PRODUCTS & SUPPLIES  4.1%
  10,000    Alliance Imaging, Inc.,
            Term Loan............... B1        NR     11/02/07 to 11/02/08        9,858,330
   6,300    Charles River
            Laboratories, Inc., Term
            Loan.................... Ba3       BB-    09/29/07                    6,324,839
  14,849    Dade Behring, Inc., Term
            Loan.................... NR        B      06/30/06 to 06/30/07       10,691,457
   9,925    National Nephrology
            Associates, Inc., Term
            Loan.................... B1        B+     12/31/05                    9,866,075
   5,136    Stryker Corp., Term
            Loan.................... Ba1       BBB-   12/04/05                    5,163,941
                                                                             --------------
                                                                                 41,904,642
                                                                             --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.9%
  15,689    Ispat Inland, Term
            Loan.................... Ba3       BB-    07/16/05 to 07/16/06       11,296,142
   2,695    P&L Coal Holdings Corp.,
            Term Loan............... Ba2       NR     06/30/06                    2,695,760
   4,950    UCAR International,
            Inc., Term Loan......... Ba3       BB-    12/30/07                    4,895,277
                                                                             --------------
                                                                                 18,887,179
                                                                             --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            NON-DURABLE CONSUMER PRODUCTS  1.5%
 $ 8,072    American Marketing
            Industries, Inc., Term
            Loan.................... NR        NR     11/30/04 to 11/30/05   $    7,518,137
     992    American Safety Razor
            Co., Term Loan.......... B1        B+     04/30/07                      988,734
   1,636    GFSI, Inc., Term Loan... Ba3       NR     03/31/04                    1,609,882
   4,939    Norcorp, Inc., Term
            Loan.................... NR        NR     05/30/06 to 11/30/06        4,906,196
                                                                             --------------
                                                                                 15,022,949
                                                                             --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.5%
   2,466    Coinmach Laundry Corp.,
            Term Loan............... NR        BB-    12/31/04                    2,405,668
  11,953    DIMAC Corp., Term Loan
            (b)..................... NR        NR     06/30/06 to 12/30/06        6,215,556
     414    DIMAC Corp., Debtor in
            Possession (b).......... NR        NR     03/31/01                      414,208
   9,454    Telespectrum Worldwide,
            Inc., Term Loan......... NR        NR     12/31/01 to 12/31/03        6,618,034
                                                                             --------------
                                                                                 15,653,466
                                                                             --------------
            PHARMACEUTICALS  0.1%
     988    Bergen Brunswig Corp.,
            Term Loan............... NR        BB     03/31/06                      989,282
                                                                             --------------

            PRINTING & PUBLISHING  7.0%
   4,974    21st Century Newspapers,
            Term Loan............... NR        NR     09/15/05                    4,949,552
   4,963    American Reprographics
            Co., Term Loan.......... NR        NR     03/31/08                    4,986,212
   4,873    Check Printers, Inc.,
            Term Loan............... NR        NR     06/30/05                    4,761,180
   8,500    Commerce Connect Media,
            Inc., Term Loan......... NR        NR     12/31/07                    8,432,260
   9,900    Haights Cross
            Communications, LLC,
            Term Loan............... B2        B+     12/10/06                    9,323,981
   4,975    Liberty Group Operating,
            Inc., Term Loan......... B1        B      03/31/07                    4,984,328
   4,888    Medical Arts Press,
            Inc., Term Loan......... NR        NR     05/16/06                    4,910,828

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $ 6,396    Penton Media, Inc., Term
            Loan.................... Ba3       BB-    06/30/07               $    6,235,462
   5,000    PRIMEDIA, Inc., Term
            Loan.................... NR        BB-    07/31/04                    4,992,190
   4,026    TWP, Inc., Term Loan.... Ba3       B+     10/01/04                    3,911,199
   5,951    Vertis, Inc., Term
            Loan.................... B1        BB-    12/06/08                    5,847,302
   5,985    Vutek, Inc., Term
            Loan.................... NR        NR     06/30/07                    5,932,815
   2,031    Ziff-Davis Media, Inc.,
            Term Loan............... Ba3       B+     03/31/07                    2,028,402
                                                                             --------------
                                                                                 71,295,711
                                                                             --------------
            RESTAURANTS & FOOD SERVICE  1.5%
   2,600    AFC Enterprises, Inc.,
            Term Loan............... Ba2       BB-    06/30/02                    2,590,513
   7,500    Captain D's, Inc., Term
            Loan.................... B2        B+     12/31/01                    6,862,528
   1,384    Carvel Corp., Term
            Loan.................... NR        NR     06/30/01                    1,365,625
   4,344    Domino's Pizza, Inc.,
            Term Loan............... B1        B+     12/21/06 to 12/21/07        4,365,129
                                                                             --------------
                                                                                 15,183,795
                                                                             --------------
            RETAIL--OFFICE PRODUCTS  0.2%
   3,760    U.S. Office Products
            Co., Term Loan.......... Caa1      CCC-   06/09/06                    2,331,253
                                                                             --------------

            RETAIL--OIL & GAS  1.2%
   7,396    Barjan Products, LLC,
            Term Loan............... NR        NR     05/31/06                    7,427,997
   4,975    Kwik Trip, Term Loan.... NR        NR     07/27/07                    4,931,621
                                                                             --------------
                                                                                 12,359,618
                                                                             --------------
            RETAIL--STORES  2.1%
   7,051    Kirklands Holdings, Term
            Loan.................... NR        NR     06/30/02                    7,051,024
  14,000    Rite Aid Corp., Term
            Loan.................... B1        BB-    08/01/02                   13,860,000
                                                                             --------------
                                                                                 20,911,024
                                                                             --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  3.5%
  12,000    360networks, Inc., Term
            Loan.................... B1        BB-    10/24/07                   11,709,996
   2,973    Alaska Communications
            Systems Holdings, Inc.,
            Term Loan............... B1        BB     11/14/07 to 05/14/08        2,967,523

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS (CONTINUED)
 $ 5,000    Cincinnati Bell, Inc.,
            Term Loan............... Ba1       BB+    12/30/06               $    5,013,670
   2,000    McLeodUSA, Inc., Term
            Loan.................... Ba2       BB-    05/31/08                    2,003,334
   9,190    Orius Corp., Term Loan.. NR        B+     12/14/06                    8,914,519
   5,000    Rural Cellular Corp.,
            Term Loan............... B1        B+     10/03/08 to 04/03/09        4,989,065
                                                                             --------------
                                                                                 35,598,107
                                                                             --------------
            TELECOMMUNICATIONS--LONG DISTANCE  1.3%
  14,000    Pacific Crossing, Ltd.,
            Term Loan............... NR        NR     07/28/06                   13,282,500
                                                                             --------------

            TELECOMMUNICATIONS--PAGING  0.0%
  10,973    TSR Wireless, LLC, Term
            Loan (a) (b)............ NR        NR     06/30/05                            0
                                                                             --------------

            TELECOMMUNICATIONS--WIRELESS  4.3%
  15,000    BCP SP, Ltd., Term
            Loan.................... NR        NR     03/31/02 to 03/31/05       14,702,668
   5,000    Crown Castle
            International Corp.,
            Term Loan............... Ba3       BB-    03/15/08                    5,024,305
   3,500    Nextel Finance Co., Term
            Loan.................... Ba2       BB-    06/30/08 to 12/31/08        3,510,434
   5,000    Nextel Partners, Inc.,
            Term Loan............... B2        B-     07/29/08                    5,017,710
  10,000    VoiceStream Wireless
            Corp., Term Loan........ B1        B+     06/30/09                    9,934,380
   5,000    Western Wireless Corp.,
            Term Loan............... Ba2       BB     09/30/08                    5,016,145
                                                                             --------------
                                                                                 43,205,642
                                                                             --------------
            TEXTILES & LEATHER  2.0%
  18,955    Glenoit Corp., Term
            Loan.................... Caa1      D      12/31/03 to 06/30/04       14,784,511
   5,397    Humphrey's, Inc., Term
            Loan.................... NR        NR     01/15/03                    1,322,151

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            TEXTILES & LEATHER (CONTINUED)
 $ 3,044    Joan Fabrics Corp., Term
            Loan.................... NR        BB-    06/30/05 to 06/30/06   $    2,966,271
   1,703    Norcross Safety
            Products, LLC, Term
            Loan.................... NR        NR     10/02/05                    1,670,929
                                                                             --------------
                                                                                 20,743,862
                                                                             --------------
            TRANSPORTATION--CARGO  2.4%
   4,340    Atlas Freighter Leasing,
            Inc., Term Loan......... NR        NR     04/20/05 to 04/20/06        4,194,496
   3,936    Evergreen International
            Aviation, Inc., Term
            Loan.................... NR        NR     05/02/04                    3,920,780
   3,474    Gemini Leasing, Inc.,
            Term Loan............... B1        NR     08/12/05                    3,477,925
   4,860    North American Van
            Lines, Inc., Term
            Loan.................... B1        B+     11/18/07                    4,550,387
   7,977    OmniTrax Railroads, LLC,
            Term Loan............... NR        NR     05/14/05                    7,894,773
                                                                             --------------
                                                                                 24,038,361
                                                                             --------------
            TRANSPORTATION--PERSONAL  1.3%
  18,363    Motor Coach Industries
            International, Inc.,
            Term Loan............... Ba3       BB-    06/16/06                   13,496,749
                                                                             --------------

            TRANSPORTATION--RAIL MANUFACTURING  0.2%
   2,978    RailWorks Corp., Term
            Loan.................... B3        B      09/30/06                    2,471,325
                                                                             --------------

            UTILITIES  0.6%
   5,970    Western Resources, Inc.,
            Term Loan............... NR        NR     03/17/03                    6,024,727
                                                                             --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  84.1%........................      855,776,923
                                                                             --------------


EQUITIES  0.2%
Breed Technologies, Inc. (Warrants for 126,731 common
  shares) (d) (e)...........................................         718,565
Flextek Components, Inc. (Warrants for 758 common shares)
  (d) (e)...................................................               0
Safelite Glass Corp. (321,953 common shares) (e)............         978,737

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

BORROWER                                                          VALUE
EQUITIES (CONTINUED)
Safelite Realty (21,732 common shares) (d) (e)..............  $            0
Stream International, Inc. (Warrants for 286,063 common
  shares) (d) (e)...........................................               0
                                                              --------------

TOTAL EQUITIES..............................................       1,697,302
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  84.3%
  (Cost $955,009,243).......................................     857,474,225
                                                              --------------

SHORT-TERM INVESTMENTS  15.2%
COMMERCIAL PAPER  7.3%
Centex Corp. ($15,000,000 par, maturing 02/09/01, yielding
  6.63%)....................................................      14,977,900
Chevron Phillips Chemical Co. ($18,400,000 par, maturing
  02/09/01, yielding 6.55% to 6.65%)........................      18,372,995
Comdisco, Inc. ($15,000,000 par, maturing 02/08/01, yielding
  6.70% to 6.75%)...........................................      14,980,361
ConAgra Foods, Inc. ($10,000,000 par, maturing 02/05/01,
  yielding 6.60%)...........................................       9,992,667
TRW, Inc. ($4,900,000 par, maturing 02/06/01, yielding
  6.85%)....................................................       4,895,338
TXU Corp. ($11,000,000 par, maturing 02/12/01, yielding
  6.70%)....................................................      10,977,481
                                                              --------------

TOTAL COMMERCIAL PAPER......................................      74,196,742
                                                              --------------

SHORT-TERM LOAN PARTICIPATIONS  7.7%
Chevron Philips Chemical Co. ($4,200,000 par, maturing
  02/01/01, yielding 6.50%).................................       4,200,000
Cox Communications, Inc. ($15,000,000 par, maturing
  02/01/01, yielding 6.50%).................................      15,000,000
Federated Department Stores, Inc. ($1,200,000 par, maturing
  02/01/01, yielding 6.50%).................................       1,200,000
NiSource, Inc. ($13,000,000 par, maturing 02/05/01 to
  02/09/01, yielding 6.60% to 6.62%)........................      13,000,000
Tampa Electric Co. ($10,000,000 par, maturing 02/01/01,
  yielding 5.95%)...........................................      10,000,000
TRW, Inc. ($4,900,000 par, maturing 02/01/01, yielding
  6.50%)....................................................      10,000,000
WorldCom, Inc. ($25,000,000 par, maturing 02/01/01, yielding
  6.60% to 6.75%)...........................................      25,000,000
                                                              --------------

TOTAL SHORT-TERM LOAN PARTICIPATIONS........................      78,400,000
                                                              --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

January 31, 2001 (Unaudited)

BORROWER                                                          VALUE
TIME DEPOSIT  0.2%
State Street Bank & Trust Corp. ($2,000,000 par, 5.625%
  coupon, dated 01/31/01, to be sold on 02/01/01 at
  $2,000,313)...............................................  $    2,000,000
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS  15.2%
  (Cost $154,596,742).......................................     154,596,742
                                                              --------------

TOTAL INVESTMENTS  99.5%
  (Cost $1,109,605,985).....................................   1,012,070,967

OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.................       5,169,580
                                                              --------------

NET ASSETS  100.0%..........................................  $1,017,240,547
                                                              ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
  Standard & Poor's Group are considered to be below investment grade.

(1)  Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Subsequent to January 31, 2001, this borrower has filed for protection in federal bankruptcy court.

(d) Non-income producing security as this stock currently does not declare dividends.

(e) Restricted Security

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
January 31, 2001 (Unaudited)

ASSETS:
Total Investments (Cost $1,109,605,985).....................  $1,012,070,967
Receivables:
  Investments Sold..........................................      20,511,094
  Interest..................................................       9,628,742
  Fund Shares Sold..........................................         659,931
Prepaid Expenses............................................         506,710
Other.......................................................          46,410
                                                              --------------
    Total Assets............................................   1,043,423,854
                                                              --------------
LIABILITIES:
Payables:
  Custodian Bank............................................      21,990,302
  Income Distributions......................................       1,577,194
  Investment Advisory Fee...................................         893,064
  Distributor and Affiliates................................         484,108
  Administrative Fee........................................         254,686
  Initial Offering and Registration Costs...................          41,558
Accrued Expenses............................................         866,693
Trustees' Deferred Compensation and Retirement Plans........          75,702
                                                              --------------
    Total Liabilities.......................................      26,183,307
                                                              --------------
NET ASSETS..................................................  $1,017,240,547
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 114,790,745 shares issued and
  outstanding)..............................................  $    1,147,907
Paid in Surplus.............................................   1,181,582,432
Accumulated Undistributed Net Investment Income.............       4,659,362
Accumulated Net Realized Loss...............................     (72,614,136)
Net Unrealized Depreciation.................................     (97,535,018)
                                                              --------------
NET ASSETS..................................................  $1,017,240,547
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,017,240,547 divided by
  114,790,745 shares outstanding)...........................  $         8.86
                                                              ==============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended January 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 60,701,939
Fees........................................................        21,644
Other.......................................................       888,545
                                                              ------------
    Total Income............................................    61,612,128
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,690,100
Administrative Fee..........................................     1,497,395
Service Fee.................................................       898,437
Shareholder Services........................................       580,569
Legal.......................................................       338,150
Custody.....................................................       200,502
Trustees' Fees and Related Expenses.........................        25,297
Other.......................................................       859,006
                                                              ------------
    Total Expenses..........................................    10,089,456
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 51,522,672
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(72,607,098)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (85,096,571)
  End of the Period.........................................   (97,535,018)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,438,447)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(85,045,545)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(33,522,873)
                                                              ============

                                               See Notes to Financial Statements

Statement of Changes in Net Assets
For the Six Months Ended January 31, 2001 and the Year Ended July 31, 2000 (Unaudited)

                                                  SIX MONTHS ENDED     YEAR ENDED
                                                  JANUARY 31, 2001   JULY 31, 2000
                                                  ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...........................   $   51,522,672    $  116,971,614
Net Realized Gain/Loss..........................      (72,607,098)        3,089,393
Net Unrealized Depreciation During the Period...      (12,438,447)      (84,184,679)
                                                   --------------    --------------
Change in Net Assets from Operations............      (33,522,873)       35,876,328
                                                   --------------    --------------
Distributions from Net Investment Income........      (50,467,727)     (116,807,793)
Distributions from Net Realized Gain............       (2,869,516)       (1,076,619)
                                                   --------------    --------------
    Total Distributions.........................      (53,337,243)     (117,884,412)
                                                   --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................      (86,860,116)      (82,008,084)
                                                   --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.......................       56,259,606       568,093,865
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................       34,777,539        81,211,399
Cost of Shares Repurchased......................     (444,545,090)     (581,641,209)
                                                   --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................     (353,507,945)       67,664,055
                                                   --------------    --------------
TOTAL DECREASE IN NET ASSETS....................     (440,368,061)      (14,344,029)
NET ASSETS:
Beginning of the Period.........................    1,457,608,608     1,471,952,637
                                                   --------------    --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $4,659,362 and $3,604,417, respectively)......   $1,017,240,547    $1,457,608,608
                                                   ==============    ==============

See Notes to Financial Statements

Statement of Cash Flows
For the Six Months Ended January 31, 2001 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ (33,522,873)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................    437,561,147
  Decrease in Interest Receivable...........................      1,403,144
  Increase in Receivable for Investments Sold...............    (20,511,094)
  Decrease in Prepaid Expenses..............................          9,426
  Increase in Other Assets..................................        (12,786)
  Decrease in Investment Advisory Fees Payable..............       (339,976)
  Decrease in Administrative Fees Payable...................        (89,468)
  Increase in Distributor & Affiliates Payable..............        110,059
  Increase in Accrued Expenses..............................        102,312
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................          9,657
                                                              -------------
    Total Adjustments.......................................    418,242,421
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    384,719,548
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................     58,277,856
Change in Intra-day Credit Line with Custodian Bank.........     20,462,657
Payments on Shares Repurchased..............................   (444,596,879)
Cash Dividends Paid.........................................    (15,993,666)
Capital Gain Distributions Paid.............................     (2,869,516)
                                                              -------------
  Net Cash Provided by Financing Activities.................   (384,719,548)
                                                              -------------
NET INCREASE IN CASH........................................            -0-
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT END OF THE PERIOD...................................  $         -0-
                                                              =============

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              MARCH 27, 1998
                                  SIX MONTHS                                  (COMMENCEMENT
                                     ENDED          YEAR ENDED JULY 31,       OF INVESTMENT
                                  JANUARY 31,    -------------------------    OPERATIONS) TO
                                     2001          2000          1999         JULY 31, 1998
                                  ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $   9.58      $  10.09      $  10.04          $ 10.00
                                   --------      --------      --------          -------
  Net Investment Income..........       .42           .72           .65              .21
  Net Realized and Unrealized
    Gain/Loss....................      (.71)         (.50)          .04              .04
                                   --------      --------      --------          -------
Total from Investment
  Operations.....................      (.29)          .22           .69              .25
                                   --------      --------      --------          -------
Less:
  Distributions from Net
    Investment Income............       .40           .72           .64              .21
  Distributions from Realized
    Gain.........................       .03           .01           -0-              -0-
                                   --------      --------      --------          -------
Total Distributions..............       .43           .73           .64              .21
                                   --------      --------      --------          -------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $   8.86      $   9.58      $  10.09          $ 10.04
                                   ========      ========      ========          =======
Total Return* (a)................    -3.37%**       2.27%         7.09%            2.52%**
Net Assets at End of the Period
  (In millions)..................  $1,017.2      $1,457.6      $1,472.0          $ 411.4
Ratio of Expenses to Average Net
  Assets*........................     1.68%         1.64%         1.60%            1.70%
Ratio of Net Investment Income to
  Average Net Assets*............     8.60%         7.37%         6.66%            6.33%
Portfolio Turnover (b)...........     10%**           54%           23%               4%**

 * If certain expenses had not been waived by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.........................       N/A           N/A         1.61%            1.92%
Ratio of Net Investment Income to
  Average Net Assets.............       N/A           N/A         6.65%            6.11%

** Non-Annualized

N/A = Not Applicable.

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Floating Rate Fund (the "Fund") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Fund commenced investment operations on March 27, 1998.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Variable Rate Senior Loan interests ("Loan interests") are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans and securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other Senior Loans securities and assets of the Fund are valued at fair value in good faith following procedures established by the Board of Trustees. Subject to criteria established by the Fund's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources approved by the Board, certain Senior Loans will be valued on the basis of such indicators. Other Senior Loans will be valued by independent pricing sources approved by the Fund's Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan interests. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

consistent with a methodology established by the Fund's Trustees. The Fund and Trustees will continue to monitor development in the Senior Loan market and will make modifications to the current valuation methodology as deemed appropriate.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable security. Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

    At January 31, 2001, for federal income tax purposes the cost of long- and short-term investments is $1,109,608,636, the aggregate gross unrealized appreciation is $4,008,705 and the aggregate gross unrealized depreciation is $101,546,374, resulting in net unrealized depreciation on long- and short-term investments of $97,537,669.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                  AVERAGE DAILY NET ASSETS                      % PER ANNUM
First $4.0 billion..........................................    .950 of 1%
Next $3.5 billion...........................................    .900 of 1%
Next $2.5 billion...........................................    .875 of 1%
Over $10.0 billion..........................................    .850 of 1%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average net assets of the Fund. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the six months ended January 31, 2001, the Fund recognized expenses of approximately $165,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Fund. The Adviser allocates the cost of such services to each Fund. For the six months ended January 31, 2001, the Fund recognized expenses of approximately $29,600 representing Van Kampen Investments or its affiliates (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of legal expenses, in the statement of operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended January 31, 2001, the Fund recognized expenses for their services of approximately $432,100. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At January 31, 2001 and July 31, 2000, paid in surplus aggregated $1,181,582,432 and $1,534,716,501, respectively.

    Transactions in common shares were as follows:

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                        JANUARY 31, 2001    JULY 31, 2000
Beginning Shares....................................      152,178,276        145,951,374
                                                          -----------        -----------
  Shares Sold.......................................        5,985,842         57,196,384
  Shares Issued Through Dividend Reinvestment.......        3,736,676          8,251,082
  Shares Repurchased................................      (47,110,049)       (59,220,564)
                                                          -----------        -----------
  Net Increase/Decrease in Shares...................      (37,387,531)         6,226,902
                                                          -----------        -----------
Ending Shares.......................................      114,790,745        152,178,276
                                                          ===========        ===========

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $110,515,091 and $541,170,282, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Fund to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the six months ended January 31, 2001, 47,110,049 shares were tendered and repurchased by the Fund.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than one year which are accepted by the Fund for repurchase pursuant to tender offers. The early withdrawal charge of 1.00% will be payable to Van Kampen. For the six months ended January 31, 2001, Van Kampen received early withdrawal charges of approximately $825,000 in connection with tendered shares of the Fund.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Fund had unfunded loan commitments of approximately $6,609,600 as of

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

January 31, 2001. The Fund generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Fund, along with the Van Kampen Prime Rate Income Trust, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on September 12, 2001. The proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .09% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%. There have been no borrowings under this agreement to date.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At January 31, 2001, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                                PRINCIPAL
                                                                 AMOUNT       VALUE
                    SELLING PARTICIPANT                           (000)       (000)
Canadian Imperial Bank of Commerce..........................     $ 8,626     $ 8,572
Bankers Trust...............................................      16,508      15,609
                                                                 -------     -------
Total.......................................................     $25,134     $24,181
                                                                 =======     =======

9. SERVICE PLAN

The Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan governs payments for personal services and/or the maintenance of shareholder accounts.

    Annual fees under the Plan of .15% (.25% maximum) of net assets are accrued daily and paid quarterly. For the six months ended January 31, 2001, the Fund paid service fees of approximately $951,400 to Van Kampen.

                                                VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

For more complete information, including risk considerations, fees, sales charges, and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  weekdays from 7:00 a.m. to 7:00 p.m.
  central time. Telecommunications
  Device for the Deaf (TDD)
  users, call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

*  "Interested persons" of the Fund, as defined in the 1940 Act, as amended.

(C)  Van Kampen Funds Inc., 2001. All rights reserved.

FUND OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN SENIOR FLOATING RATE FUND

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
   President

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*
JOHN R. REYNOLDSON*
MICHAEL H. SANTO*
JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER
VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601